Cover	Aug. 11, 2025
Cover [Abstract]
Entity Registrant Name	PERASO INC.
Entity Central Index Key	0000890394
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 11, 2025
Entity File Number	000-32929
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0291941
Entity Address Address Line 1	2033 Gateway Place
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95110
City Area Code	408
Local Phone Number	418-7500
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PRSO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false